BALANCE SHEET COMPONENTS - SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BALANCE SHEET COMPONENTS
Other current assets	$ 845	$ 250
Prepaid expenses	649	1,168
Prepaid research and development		375
Total prepaid expenses and other current assets	$ 1,494	$ 1,793